UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-01311

                            The Gabelli Mathers Fund
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            --------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------
                   Date of fiscal year end: December 31, 2004
                                            -----------------
                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                            THE GABELLI MATHERS FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004



TO OUR SHAREHOLDERS,

      In our June 30, 2003 report, we noted a change in the way we provide the portfolio manager's commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's corporate governance regulations require a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it to you separately during our December 31, 2003 mailing. We continue to mail the portfolio manager's commentary separately from the investment portfolio to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                                        Sincerely yours,

                                                        /s/Bruce N. Alpert
                                                        Bruce N. Alpert
                                                        Chief Operating Officer
                                                        Gabelli Funds
August 10, 2004


--------------------------------------------------------------------------------
 A description of the Fund's proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

THE GABELLI MATHERS FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        MARKET
      SHARES                                              COST          VALUE
      -------                                             ----         -------
              COMMON STOCKS -- 4.6%
              BROADCASTING -- 0.6%
      15,000  Liberty Media Corp., Cl. A+ .........   $   135,270   $   134,850
       4,000  Liberty Media International
                Inc., Cl. A+ ......................       142,331       148,400
                                                      -----------   -----------
                                                          277,601       283,250
                                                      -----------   -----------
              BUSINESS SERVICES -- 0.0%
         500  Kroll Inc.+ .........................        18,430        18,440
                                                      -----------   -----------
              COMPUTER SOFTWARE AND SERVICES -- 0.4%
       5,000  CACI International Inc., Cl. A+ .....       189,189       202,200
                                                      -----------   -----------
              ENERGY AND UTILITIES -- 1.1%
         500  Anadarko Petroleum Corp. ............        22,080        29,300
         500  Cinergy Corp. .......................        18,045        19,000
       1,000  Duquesne Light Holdings Inc. ........        15,295        19,310
         500  Murphy Oil Corp. ....................        29,891        36,850
      15,000  Unisource Energy Corp. ..............       369,917       372,750
                                                      -----------   -----------
                                                          455,228       477,210
                                                      -----------   -----------
              ENTERTAINMENT -- 1.1%
      40,000  Metro-Goldwyn-Mayer Inc.+ ...........       494,071       484,000
                                                      -----------   -----------
              FINANCIAL SERVICES -- 0.2%
         500  MONY Group Inc. .....................        16,635        15,650
       1,000  Quaker City Bancorp Inc. ............        54,390        54,940
                                                      -----------   -----------
                                                           71,025        70,590
                                                      -----------   -----------
              FOOD AND BEVERAGE -- 0.2%
         500  Dreyer's Grand Ice Cream
                Holdings Inc., Cl. A ..............        39,595        39,545
       2,000  Hain Celestial Group Inc.+ ..........        36,041        36,200
                                                      -----------   -----------
                                                           75,636        75,745
                                                      -----------   -----------
              HEALTH CARE -- 0.4%
       5,000  CIMA Labs Inc.+ .....................       165,053       168,650
                                                      -----------   -----------
              HOTELS AND GAMING -- 0.1%
         500  Mandalay Resort Group ...............        34,035        34,320
                                                      -----------   -----------
              RETAIL -- 0.1%
       3,000  Cole National Corp.+ ................        66,180        70,050
                                                      -----------   -----------
              SATELLITE -- 0.0%
         500  PanAmSat Corp.+ .....................        11,635        11,610
                                                      -----------   -----------
              TELECOMMUNICATIONS -- 0.2%
       1,000  BellSouth Corp. .....................        24,080        26,220
       1,000  SBC Communications Inc. .............        22,310        24,250
       1,000  Verizon Communications Inc. .........        32,920        36,190
                                                      -----------   -----------
                                                           79,310        86,660
                                                      -----------   -----------
              WIRELESS COMMUNICATIONS -- 0.2%
       5,000  AT&T Wireless Services Inc.+ ........        70,320        71,600
                                                      -----------   -----------
              TOTAL COMMON STOCKS .................     2,007,713     2,054,325
                                                      -----------   -----------

     PRINCIPAL
      AMOUNT
     ---------
              U.S. GOVERNMENT  OBLIGATIONS -- 91.5%
 $41,000,000  U.S. Treasury Bill,
                0.943%++, 07/01/04 (a) ............    41,000,000    41,000,000
                                                      -----------   -----------

     PRINCIPAL                                                         MARKET
      AMOUNT                                              COST          VALUE
     ---------                                            ----         -------
              REPURCHASE AGREEMENTS -- 4.3%
 $ 1,950,105  State Street Bank & Trust Co.,
                1.180%, dated 06/30/04,
                due 07/01/04, proceeds at
                maturity, $1,950,168 (b) ..........   $ 1,950,105   $ 1,950,105
                                                      -----------   -----------
              TOTAL INVESTMENTS -- 100.4% .........   $44,957,818    45,004,429
                                                      ===========
              OTHER ASSETS AND LIABILITIES (NET) -- (0.4)%             (179,805)
                                                                    -----------
              NET ASSETS -- 100.0%                                  $44,824,624
                                                                    ===========
              SECURITIES SOLD SHORT -- (7.4)%

        SHARES                                         PROCEEDS
       -------                                         --------
              COMMON STOCKS -- (7.4)%
              AUTOMOTIVE -- (0.2)%
       6,000  Ford Motor Co. ......................   $    90,878   $    93,900
                                                      -----------   -----------
              CONSUMER PRODUCTS -- (1.4)%
      13,500  Polaris Industries Inc. .............       484,964       648,000
                                                      -----------   -----------
              DIVERSIFIED -- (1.3)%
       5,000  Standard & Poor's
                Depository Receipts ...............       564,802       572,650
                                                      -----------   -----------
              ELECTRONICS -- (0.2)%
       2,000  Semiconductor HOLDRs Trust ..........        74,765        75,540
                                                      -----------   -----------
              ENTERTAINMENT -- (0.6)%
       6,000  Carnival Corp. ......................       233,538       282,000
                                                      -----------   -----------
              FINANCIAL SERVICES -- (0.1)%
         500  Fannie Mae ..........................        38,895        35,680
                                                      -----------   -----------
              HOME FURNISHINGS -- (0.7)%
       4,000  Ethan Allen Interiors Inc. ..........       157,125       143,640
       9,000  La-Z-Boy Inc. .......................       187,298       161,820
                                                      -----------   -----------
                                                          344,423       305,460
                                                      -----------   -----------
              RESTAURANTS -- (0.6)%
       3,000  Cheesecake Factory Inc.+ ............       108,342       119,370
       5,000  McDonald's Corp. ....................       125,858       130,000
                                                      -----------   -----------
                                                          234,200       249,370
                                                      -----------   -----------
              RETAIL -- (2.3)%
       4,000  Gap Inc. ............................        79,766        97,000
       2,000  Kohl's Corp.+ .......................        95,259        84,560
      11,000  May Department Stores Co. ...........       310,069       302,390
       5,000  The Home Depot Inc. .................       161,867       176,000
       6,000  Tiffany & Co. .......................       167,392       221,100
       6,000  Zale Corp.+ .........................       153,454       163,560
                                                      -----------   -----------
                                                          967,808     1,044,610
                                                      -----------   -----------
              TOTAL SECURITIES
                SOLD SHORT ........................   $ 3,034,272   $ 3,307,210
                                                      ===========   ===========
----------------
              For Federal tax purposes:
              Aggregate cost ...................................    $44,957,818
                                                                    ===========
              Gross unrealized appreciation ....................    $    58,163
              Gross unrealized depreciation ....................        (11,552)
                                                                    -----------
              Net unrealized appreciation/(depreciation) .......    $    46,611
                                                                    ===========
----------------
(a) At June 30, 2004, $25,000,000 of the principal amount was pledged as collateral for securities sold short.
(b) Collateralized by U.S. Treasury Bond, 8.000%, due 11/15/21, market value $1,989,621.
 +  Non-income producing security.
 ++ Represents annualized yield at date of purchase.

                See accompanying notes to financial statements.

                            THE GABELLI MATHERS FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $44,957,818) ....................   $ 45,004,429
  Deposit at brokers ..........................................      3,301,213
  Dividends and interest receivable ...........................          1,176
  Receivable for investments sold .............................         44,000
  Other assets ................................................          2,237
                                                                  ------------
  TOTAL ASSETS ................................................     48,353,055
                                                                  ------------
LIABILITIES:
  Securities sold short (proceeds $3,034,272) .................      3,307,210
  Payable for investments purchased ...........................         75,005
  Dividends  payable on securities sold short .................          2,810
  Payable for investment advisory fees ........................         36,951
  Payable for  distribution fees ..............................          9,238
  Other accrued expenses and liabilities ......................         97,217
                                                                  ------------
  TOTAL LIABILITIES ...........................................      3,528,431
                                                                  ------------
  NET ASSETS applicable to 4,261,993
    shares outstanding ........................................   $ 44,824,624
                                                                  ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, $1.00 par value ..............   $  4,261,993
  Additional paid-in capital ..................................     84,458,493
  Accumulated net investment loss .............................       (250,241)
  Accumulated net realized loss on investments
    and securities sold short .................................    (43,419,294)
  Net unrealized depreciation on securities
    sold short ................................................       (272,938)
  Net unrealized appreciation on investments ..................         46,611
                                                                  ------------
  NET ASSETS ..................................................   $ 44,824,624
                                                                  ============
  NET ASSET VALUE, offering and redemption price
    per share ($44,824,624 / 4,261,993 shares
    outstanding;100,000,000 shares authorized) ................         $10.52
                                                                        ======


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends ......................................................   $  16,102
  Interest .......................................................     227,946
  Other income ...................................................      10,178
                                                                     ---------
  TOTAL INVESTMENT INCOME ........................................     254,226
                                                                     ---------
EXPENSES:
  Investment advisory fees .......................................     260,508
  Distribution fees ..............................................      65,127
  Trustees' fees .................................................      29,135
  Dividends on securities sold short .............................      28,539
  Shareholder services fees ......................................      24,289
  Custodian fees .................................................      23,336
  Shareholder communications expenses ............................      23,150
  Legal and audit fees ...........................................      15,950
  Registration fees ..............................................      10,396
  Miscellaneous expenses .........................................      24,037
                                                                     ---------
  TOTAL EXPENSES .................................................     504,467
                                                                     ---------
  NET INVESTMENT LOSS ............................................    (250,241)
                                                                     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND SECURITIES SOLD SHORT:
  Net realized gain on investments ...............................     124,473
  Net realized loss on securities sold short .....................    (346,537)
  Net change in unrealized appreciation/
    depreciation on investments and
    securities sold short ........................................      21,232
                                                                     ---------
  NET REALIZED AND UNREALIZED LOSS ON
    INVESTMENTS AND SECURITIES SOLD SHORT ........................    (200,832)
                                                                     ---------
  NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ..............................................   $(451,073)
                                                                     =========

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                SIX MONTHS ENDED
                                                                                  JUNE 30, 2004      YEAR ENDED
                                                                                   (UNAUDITED)    DECEMBER 31, 2003
                                                                                ----------------  ------------------
OPERATIONS:
  Net investment loss ........................................................   $   (250,241)       $   (456,610)
  Net realized gain (loss) on investments ....................................        124,473            (132,253)
  Net realized loss on securities sold short .................................       (346,537)           (537,948)
  Net change in unrealized appreciation/depreciation on investments and
    securities sold short ....................................................         21,232            (356,240)
                                                                                 ------------        ------------
  NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................       (451,073)         (1,483,051)
                                                                                 ------------        ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
  Net decrease in net assets from shares of beneficial interest transactions .    (15,569,828)        (18,498,603)
                                                                                 ------------        ------------
  NET DECREASE IN NET ASSETS .................................................    (16,020,901)        (19,981,654)
NET ASSETS:
  Beginning of period ........................................................     60,845,525          80,827,179
                                                                                 ------------        ------------
  End of period ..............................................................   $ 44,824,624        $ 60,845,525
                                                                                 ============        ============


                See accompanying notes to financial statements.

THE GABELLI MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Mathers Fund (the "Fund") was organized on June 17, 1999 as a Delaware statutory trust. The Fund commenced investment operations on October 1, 1999 as the successor to the Mathers Fund, Inc. (the "Mathers Fund") which was organized on March 31, 1965 as a Maryland corporation. The Mathers Fund commenced investment operations on August 19, 1965. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an

THE GABELLI MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At June 30, 2004, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. Securities sold short at June 30, 2004 are reflected in the Portfolio of Investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

No distributions were made in the six months ended June 30, 2004 and the fiscal year ended December 31, 2003.

For the year ended December 31, 2003, reclassifications were made to decrease accumulated net investment loss for $456,610 and to decrease accumulated net realized loss on investments for $4,819,701, with an offsetting adjustment to additional paid-in capital.

THE GABELLI MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a result, a Federal income tax provision is not required.

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

       Accumulated capital loss carryforward .....  $(43,197,230)
       Net unrealized appreciation/(depreciation)
         of investments ..........................       143,125
       Net unrealized appreciation/(depreciation)
         of securities sold short ................      (390,684)
                                                    ------------
       Total accumulated loss ....................  $(43,444,789)
                                                    ============

The Fund has a net capital loss carryforward for Federal income tax purposes at December 31, 2003 of $43,197,230. This capital loss carryforward is available to reduce future distributions of net capital gains to shareholders. $22,226,886 of the loss carryforward is available through 2004; $7,869,968 is available through 2006; $12,430,175 is available through 2010; and $670,201 is available through 2011.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Trustees of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. On October 1, 1999, the Fund's Board adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the six months ended June 30, 2004, the Fund incurred distribution costs payable to Gabelli & Company, Inc., an affiliate of the Adviser, of $65,127, or 0.25% of average daily net assets, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2004, other than short term securities, aggregated $3,261,314 and $4,402,071, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2004, the Fund paid brokerage commissions of $50 to Gabelli & Company, Inc.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2004, the Fund reimbursed the Adviser $8,700 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

7. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED
                               JUNE 30, 2004                YEAR ENDED
                                (UNAUDITED)             DECEMBER 31, 2003
                       -------------------------    -------------------------
                          SHARES        AMOUNT         SHARES        AMOUNT
                       ----------   ------------    ----------   ------------
Shares sold .........     222,718   $  2,361,582       271,933   $  2,922,779
Shares redeemed .....  (1,699,341)   (17,931,411)   (2,007,763)   (21,421,382)
                       ----------   ------------    ----------   ------------
    Net decrease ....  (1,476,623)  $(15,569,828)   (1,735,830)  $(18,498,603)
                       ==========   ============    ==========   ============

THE GABELLI MATHERS FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
8. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser has also received requests for information from the SEC regarding mutual fund trading practices and valuation of portfolio securities. The Adviser has responded to the requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. FINANCIAL HIGHLIGHTS. Selected data for a share of beneficial interest outstanding throughout each period:


                                         SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2004    -----------------------------------------------------------
                                            (UNAUDITED)      2003         2002          2001        2000         1999(A)
                                              -------       -------     --------      -------      -------      -------
OPERATING PERFORMANCE:
   Net asset value, beginning of period ...   $ 10.60       $ 10.81     $  12.25      $ 12.05      $ 11.94     $  11.73
                                              -------       -------     --------      -------      -------     --------
   Net investment income (loss) ...........     (0.05)        (0.07)       (0.00)(b)     0.30         0.49         0.46
   Net realized and unrealized
     gain/(loss) on investments ...........     (0.03)        (0.14)       (1.44)        0.21         0.11         0.21
                                              -------       -------     --------      -------      -------     --------
   Total from investment operations .......     (0.08)        (0.21)       (1.44)        0.51         0.60         0.67
                                              -------       -------     --------      -------      -------     --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income ..................        --            --           --        (0.31)       (0.49)       (0.46)
                                              -------       -------     --------      -------      -------     --------
   Total distributions ....................        --            --           --        (0.31)       (0.49)       (0.46)
                                              -------       -------     --------      -------      -------     --------
   NET ASSET VALUE, END OF PERIOD .........   $ 10.52       $ 10.60     $  10.81      $ 12.25      $ 12.05     $  11.94
                                              =======       =======     ========      =======      =======     ========
   Total return+ ..........................     (0.75)%       (1.94)%     (11.76)%       4.25%        5.02%        5.73%
                                              =======       =======     ========      =======      =======     ========
RATIOS TO AVERAGE NET ASSETS
   AND SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's) ...   $44,825       $60,846     $ 80,827      $97,893      $99,855     $104,693
   Ratio of net investment income
     to average net assets ................     (0.96)%(c)    (0.61)%      (0.00)%       2.45%        3.79%        3.50%
   Ratio of operating expenses
     to average net assets ................      1.94%(c)      1.67%        1.63%        1.35%        1.34%        1.24%
   Portfolio turnover rate ................       139%          244%         776%        1013%         977%         922%

--------------------------------------------------------------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) Gabelli Funds, LLC became the sole investment adviser of the Fund on October 1, 1999.
(b) Amount is less than $0.005 per share.
(c) Annualized.

                 See accompanying notes to financial statements.

                 THE GABELLI MATHERS FUND
                   One Corporate Center
                 Rye, New York 10580-1422
                        800-GABELLI
                       800-422-3554
                     FAX: 914-921-5118
                 WEBSITE: WWW.GABELLI.COM
                 E-MAIL: INFO@GABELLI.COM
        Net Asset Value available daily by calling
                800-GABELLI after 6:00 P.M.

                      BOARD OF TRUSTEES

   Mario J. Gabelli, CFA           Anthony R. Pustorino
   CHAIRMAN AND CHIEF              CERTIFIED PUBLIC ACCOUNTANT
   INVESTMENT OFFICER              PROFESSOR, PACE UNIVERSITY
   GABELLI ASSET MANAGEMENT INC.

   E. Val Cerutti                  Werner J. Roeder, MD
   CHIEF EXECUTIVE OFFICER         VICE PRESIDENT/MEDICAL AFFAIRS
   CERUTTI CONSULTANTS, INC.       LAWRENCE HOSPITAL CENTER

   Anthony J. Colavita             Henry G. Van der Eb, CFA
   ATTORNEY-AT-LAW                 PRESIDENT AND CHIEF
   ANTHONY J. COLAVITA, P.C.       EXECUTIVE OFFICER
                                   THE GABELLI MATHERS FUND

   Vincent D. Enright              Anthonie C. van Ekris
   FORMER SENIOR VICE PRESIDENT    MANAGING DIRECTOR
   AND CHIEF FINANCIAL OFFICER     BALMAC INTERNATIONAL, INC.
   KEYSPAN ENERGY CORP.

   Karl Otto Pohl
   FORMER PRESIDENT
   DEUTSCHE BUNDESBANK


                OFFICERS AND PORTFOLIO MANAGER

   Henry G. Van der Eb, CFA        Anne E. Morrissy, CFA
   PRESIDENT AND                   EXECUTIVE VICE PRESIDENT
   PORTFOLIO MANAGER

   Bruce N. Alpert                 James E. McKee
   EXECUTIVE VICE PRESIDENT        VICE PRESIDENT
   AND TREASURER                   AND SECRETARY

   Heidi M. Stubner                Edith L. Cook
   VICE PRESIDENT                  VICE PRESIDENT

                          DISTRIBUTOR
                    Gabelli & Company, Inc.

         CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
              State Street Bank and Trust Company

                         LEGAL COUNSEL
           Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Mathers Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

                                                   [MARIO GABELLI PHOTO OMITTED]
THE
GABELLI
MATHERS
FUND


                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2004


GAB1726Q204SR

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees has a Nominating Committee comprised of two "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Trustees, namely Anthony J. Colavita, and Werner J. Roeder. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Trustees candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Trustees, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

     o The name of the shareholder and evidence of the person's ownership of shares of the Fund, including the number of shares owned and the length of time of ownership;

     o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Trustee of the Fund and the person's consent to be named as a Trustee if selected by the Nominating Committee and nominated by the Board of Trustees; and

     o If requested by the Nominating Committee, a completed and signed directors questionnaire.

The shareholder recommendation and information described above must be sent to the Fund's Secretary c/o Gabelli Funds, LLC, James E. McKee and must be received by the Secretary no less than 120 days prior to the anniversary date of the Fund's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Trustee of the Fund are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Trustees' oversight of the business and affairs of the Fund and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Fund. The Nominating Committee also seeks to have the Board of Trustees represent a diversity of backgrounds and experience.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Gabelli Mathers Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ BRUCE N. ALPERT
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ BRUCE N. ALPERT
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer

Date                       September 7, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.